Assets held for sale and Vessels and drydock	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
Assets held for sale and Vessels and drydock	Assets held for sale and Vessels and drydock
Assets held for sale
During the six months ended June 30, 2023, we entered into an agreement to sell an MR vessel, STI Ville, for a sales price of $32.5 million. The carrying amount of this vessel, which was previously recorded within Vessels and drydock, was classified as an asset held for sale as of June 30, 2023. In July 2023, we closed on the sale of STI Ville.
Operating vessels and drydock
The following is a rollforward of the activity within Vessels and drydock from January 1, 2023 through June 30, 2023.

In thousands of U.S. dollars	Vessels	Drydock	Total
Cost
As of January 1, 2023	$4,045,062	$117,641	$4,162,703
Transfer from right of use assets, net (1)	326,017	628	326,645
Additions (2)	2,742	8,296	11,038
Vessels held for sale (3)	(36,853)	(1,235)	(38,088)
Fully depreciated assets (4)	—	(1,500)	(1,500)
As of June 30, 2023	4,336,968	123,830	4,460,798

Accumulated depreciation
As of January 1, 2023	(1,016,258)	(57,191)	(1,073,449)
Charge for the period	(70,951)	(11,737)	(82,688)
Vessels held for sale (3)	12,574	953	13,527
Fully depreciated assets (4)	—	1,500	1,500
As of June 30, 2023	(1,074,635)	(66,475)	(1,141,110)
Net book value
As of June 30, 2023	$3,262,333	$57,355	$3,319,688

Net book value
As of December 31, 2022	$3,028,804	$60,450	$3,089,254
(1)During the six months ended June 30, 2023, we exercised the purchase options on leases for seven MR vessels (STI Magnetic, STI Marshall, STI Magic, STI Mystery, STI Marvel, STI Magister and STI Mythic) and two LR2 vessels (STI Lavender and STI Lobelia) that had been previously recorded as Right of use assets for vessels. The carrying amounts of these Right of Use Assets were reclassified to Vessels and Drydock as a result of these transactions. These transactions are further described in Note 5.
(2)Additions during the six months ended June 30, 2023 primarily relate to the various costs incurred for drydocks and ballast water treatment systems (which are reported as part of the Vessels component).
(3)Represents the carrying value of an MR vessel (STI Ville) which was contracted to be sold and reclassified to Assets held for sale during the six months ended June 30, 2023. This transaction is described above.
(4)Represents the write-offs of fully depreciated equipment and notional drydock costs on certain of our vessels.
The following is a summary of the cost types that were capitalized during the six months ended June 30, 2023:

In thousands of U.S. dollars	Drydock (1)	Notional component of scrubber	Total drydock additions	Scrubber (1)	BWTS (1)	Other equipment	Capitalized interest	Total vessel additions
	$8,296	$—	$8,296	$—	$2,732	$3	$7	$2,742
(1)Additions during the six months ended June 30, 2023 includes new costs and adjustments to costs accrued in prior periods relating to drydocks and ballast water treatment system installations.
Exhaust Gas Cleaning Systems or Scrubbers, and Ballast Water Treatment Systems
We previously commenced a program to retrofit the majority of our vessels with exhaust gas cleaning systems, or scrubbers and ballast water treatment systems, or BWTS. Costs capitalized for these systems include the cost of the base equipment that we have contracted to purchase in addition to directly attributable installation costs. We estimate the useful life of these systems to be for the duration of each vessel's remaining useful life, with the exception of approximately 10% of the scrubber cost, which is estimated to require replacement at each vessel's next scheduled drydock. This amount has been allocated as a notional component upon installation.
As of June 30, 2023, we have retrofitted a total of 85 of our vessels with scrubbers and 56 vessels with BWTS (which includes vessels that have been sold and 55 BWTS that were previously contracted as described in Note 7). The following table is a timeline of future expected payments and dates for our commitments to purchase scrubbers and BWTS as of June 30, 2023 (1):

In thousands of U.S. dollars	As of June 30, 2023
Less than 1 month	$—
1-3 months	236
3 months to 1 year	12,291
1-5 years	305
5+ years	—
Total	$12,832
(1)These amounts are subject to change as installation times are finalized. The amounts presented exclude installation costs.
Assets held for sale and Vessels and drydock	Assets held for sale and Vessels and drydock
Assets held for sale
During the six months ended June 30, 2023, we entered into an agreement to sell an MR vessel, STI Ville, for a sales price of $32.5 million. The carrying amount of this vessel, which was previously recorded within Vessels and drydock, was classified as an asset held for sale as of June 30, 2023. In July 2023, we closed on the sale of STI Ville.
Operating vessels and drydock
The following is a rollforward of the activity within Vessels and drydock from January 1, 2023 through June 30, 2023.

In thousands of U.S. dollars	Vessels	Drydock	Total
Cost
As of January 1, 2023	$4,045,062	$117,641	$4,162,703
Transfer from right of use assets, net (1)	326,017	628	326,645
Additions (2)	2,742	8,296	11,038
Vessels held for sale (3)	(36,853)	(1,235)	(38,088)
Fully depreciated assets (4)	—	(1,500)	(1,500)
As of June 30, 2023	4,336,968	123,830	4,460,798

Accumulated depreciation
As of January 1, 2023	(1,016,258)	(57,191)	(1,073,449)
Charge for the period	(70,951)	(11,737)	(82,688)
Vessels held for sale (3)	12,574	953	13,527
Fully depreciated assets (4)	—	1,500	1,500
As of June 30, 2023	(1,074,635)	(66,475)	(1,141,110)
Net book value
As of June 30, 2023	$3,262,333	$57,355	$3,319,688

Net book value
As of December 31, 2022	$3,028,804	$60,450	$3,089,254
(1)During the six months ended June 30, 2023, we exercised the purchase options on leases for seven MR vessels (STI Magnetic, STI Marshall, STI Magic, STI Mystery, STI Marvel, STI Magister and STI Mythic) and two LR2 vessels (STI Lavender and STI Lobelia) that had been previously recorded as Right of use assets for vessels. The carrying amounts of these Right of Use Assets were reclassified to Vessels and Drydock as a result of these transactions. These transactions are further described in Note 5.
(2)Additions during the six months ended June 30, 2023 primarily relate to the various costs incurred for drydocks and ballast water treatment systems (which are reported as part of the Vessels component).
(3)Represents the carrying value of an MR vessel (STI Ville) which was contracted to be sold and reclassified to Assets held for sale during the six months ended June 30, 2023. This transaction is described above.
(4)Represents the write-offs of fully depreciated equipment and notional drydock costs on certain of our vessels.
The following is a summary of the cost types that were capitalized during the six months ended June 30, 2023:

In thousands of U.S. dollars	Drydock (1)	Notional component of scrubber	Total drydock additions	Scrubber (1)	BWTS (1)	Other equipment	Capitalized interest	Total vessel additions
	$8,296	$—	$8,296	$—	$2,732	$3	$7	$2,742
(1)Additions during the six months ended June 30, 2023 includes new costs and adjustments to costs accrued in prior periods relating to drydocks and ballast water treatment system installations.
Exhaust Gas Cleaning Systems or Scrubbers, and Ballast Water Treatment Systems
We previously commenced a program to retrofit the majority of our vessels with exhaust gas cleaning systems, or scrubbers and ballast water treatment systems, or BWTS. Costs capitalized for these systems include the cost of the base equipment that we have contracted to purchase in addition to directly attributable installation costs. We estimate the useful life of these systems to be for the duration of each vessel's remaining useful life, with the exception of approximately 10% of the scrubber cost, which is estimated to require replacement at each vessel's next scheduled drydock. This amount has been allocated as a notional component upon installation.
As of June 30, 2023, we have retrofitted a total of 85 of our vessels with scrubbers and 56 vessels with BWTS (which includes vessels that have been sold and 55 BWTS that were previously contracted as described in Note 7). The following table is a timeline of future expected payments and dates for our commitments to purchase scrubbers and BWTS as of June 30, 2023 (1):

In thousands of U.S. dollars	As of June 30, 2023
Less than 1 month	$—
1-3 months	236
3 months to 1 year	12,291
1-5 years	305
5+ years	—
Total	$12,832
(1)These amounts are subject to change as installation times are finalized. The amounts presented exclude installation costs.